Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GREATER INDIA PORTFOLIO
Entity Central Index Key	0000918701
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014297
Shareholder Report [Line Items]
Fund Name	Greater India Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Greater India Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Greater India Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Greater India Portfolio	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↑ Among sectors within the Index, the Fund’s exposures to the consumer discretionary and energy markets were the largest contributors to Index-relative returns

↑ An underweight position in Reliance Industries Ltd. ― whose petrochemical business struggled from weak global demand ― was the top contributor to returns

↑ An overweight position in Dixon Technologies India Ltd. ― maker of lights, mobile phones, and consumer appliances ― helped returns amid a surge in net profits

↓ In contrast, the Fund’s exposures to the industrials and financials sectors were the largest detractors from Index-relative performance during the period

↓ Among stocks, an overweight position in Tata Consumer Products Ltd. ― maker and exporter of tea, salt, oil, and spices ― was the largest detractor from returns

↓ In the financials sector, the Fund’s underweight position in IIFL Finance Ltd. detracted from Index-relative returns during the period ― and was sold from the Fund after the Reserve Bank of India directed the integrated financial services firm to cease disbursal of gold loans, citing business inconsistencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Greater India Portfolio	MSCI India Index
12/14	$10,000	$10,000
12/15	$9,567	$9,388
12/16	$9,887	$9,253
12/17	$14,414	$12,839
12/18	$12,746	$11,901
12/19	$14,170	$12,803
12/20	$16,174	$14,794
12/21	$20,178	$18,675
12/22	$17,275	$17,190
12/23	$20,952	$20,766
12/24	$24,755	$23,095

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Greater India Portfolio	18.15%	11.80%	9.49%
MSCI India Index (net of foreign withholding taxes)	11.22%	12.51%	8.72%

AssetsNet	$ 301,172,853
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,379,405
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,172,853
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,379,405

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.8%
Short-Term Investments	2.1%
Energy	2.4%
Utilities	3.3%
Industrials	4.1%
Consumer Staples	4.5%
Communication Services	5.9%
Materials	6.4%
Health Care	8.1%
Information Technology	12.8%
Consumer Discretionary	21.9%
Financials	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.3%
Infosys Ltd.	6.5%
Bharti Airtel Ltd.	4.5%
Mahindra & Mahindra Ltd.	4.1%
Sun Pharmaceutical Industries Ltd.	3.7%
Zomato Ltd.	3.5%
Bajaj Finance Ltd.	3.4%
Axis Bank Ltd.	3.3%
Trent Ltd.	2.8%
Dixon Technologies India Ltd.	2.6%
Total	42.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122